Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Computation of basic and diluted earnings per share of common stock

	For the year ended December 31,
($ thousands, except per share amounts)	2015	2014	2013
Numerator:
Net (loss) income attributable to IGT PLC	(75,574)	86,162	201,605

Denominator:
Weighted average shares, basic	192,398	173,792	173,315
Incremental shares under stock based compensation plans	—	698	329

Weighted average shares, diluted	192,398	174,490	173,644

Basic earnings (loss) per share attributable to IGT PLC	(0.39)	0.50	1.16
Diluted earnings (loss) per share attributable to IGT PLC	(0.39)	0.49	1.16